Equipment	12 Months Ended
Dec. 31, 2025
Equipment [Abstarct]
Equipment [Text Block]

8. Equipment

	Leasehold	Office Furnishings	Right of Use
	Improvements	and Equipment	Asset	Total
Cost:
Balance, December 31, 2023	$119	$67	$281	$467
Foreign currency translation adjustment	(10)	(5)	(32)	(47)
Balance, December 31, 2024	109	62	249	420
Foreign currency translation adjustment	6	3	18	27
Balance, December 31, 2025	115	65	267	447

Accumulated amortization:
Balance, December 31, 2023	32	61	77	170
Amortization	23	5	53	81
Foreign currency translation adjustment	(4)	(7)	(17)	(28)
Balance, December 31, 2024	51	59	113	223
Amortization	23	1	52	76
Foreign currency translation adjustment	3	4	12	19
Balance, December 31, 2025	77	64	177	318

Net book value:
Balance, December 31, 2024	$58	$3	$136	$197
Balance, December 31, 2025	$38	$1	$90	$129

The Company has a lease agreement for its headquarter office space in Vancouver, British Columbia. Its office lease term ended in July 2022 and a new office lease term started in September 2022 for a different office. The lease was set up as a right-of-use asset under the IFRS rules and 6.60% discount rate was used.